Deposits and Prepayments (Tables)	6 Months Ended
Jun. 30, 2025
Deposits and Prepayments [Abstract]
Schedule of Deposits and Prepayments	Deposits and prepayments consist of the following:
	June 30, 2025	December 31, 2024
	EUR	EUR
Deposits	3,415	(3,813)
Prepayments	67,275	23,469
	70,690	19,656